UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
RiverSource Series Trust

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices)           (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: August 31
Date of reporting period: February 28, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

Columbia
Marsico Flexible Capital Fund

Semiannual Report for the Period Ended
February 28, 2011

Columbia Marsico Flexible Capital Fund seeks to provide shareholders with long-term growth of capital.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	5

Portfolio of Investments	7

Statement of Assets and Liabilities	14

Statement of Operations	16

Statements of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	25

Proxy Voting	40

Results of Meeting of Shareholders	41

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

PORTFOLIO BREAKDOWN(1) (at February 28, 2011)

Stocks	82.3%

Consumer Discretionary	16.3

Consumer Staples	1.9

Energy	7.6

Financials	21.7

Health Care	0.4

Industrials	11.2

Information Technology	15.1

Materials	8.1

Options Purchased	0.1

Corporate Bonds & Notes	0.5

Other(2)	17.1

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments. The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at February 28, 2011)

Sensata Technologies Holding NV	7.2%

TJX Companies, Inc.	4.2

Oracle Corp.	4.1

Li & Fung Ltd.	4.1

Discovery Communications, Inc., Class A	3.9

U.S. Bancorp	3.7

Targa Resources Corp.	3.7

OGX Petroleo e Gas Participacoes SA	3.3

First Niagara Financial Group, Inc.	3.3

Travelers Companies, Inc. (The)	3.3

(1)	Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents.)

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until February 28, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

	Beginning	Ending	Expenses
	account	account value	paid during	Annualized
	value(a)	Feb. 28, 2011	the period(b)	expense ratio
Class A

Actual(c)	$1,000	$1,200.30	$7.38	1.60%

Hypothetical (5% return before expenses)	$1,000	$1,016.86	$8.00	1.60%

Class C

Actual(c)	$1,000	$1,194.50	$10.81	2.35%

Hypothetical (5% return before expenses)	$1,000	$1,013.14	$11.73	2.35%

Class I

Actual(c)	$1,000	$1,200.60	$5.77	1.25%

Hypothetical (5% return before expenses)	$1,000	$1,018.60	$6.26	1.25%

Class R

Actual(c)	$1,000	$1,196.90	$8.52	1.85%

Hypothetical (5% return before expenses)	$1,000	$1,015.62	$9.25	1.85%

Class Z

Actual(c)	$1,000	$1,200.40	$6.23	1.35%

Hypothetical (5% return before expenses)	$1,000	$1,018.10	$6.76	1.35%

(a)	Beginning account values are as of September 28, 2010 (when shares became available) for actual expense calculations.
(b)	Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c)	Based on the actual return for the period from September 28, 2010 to February 28, 2011: +20.03% for Class A, +19.45% for Class C, +20.06% for Class I, +19.69% for Class R and +20.04% for Class Z.

6  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments
Columbia Marsico Flexible Capital Fund
February 28, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks (78.2%)

CONSUMER DISCRETIONARY (16.2%)

Auto Components (2.3%)
BorgWarner, Inc.(a)	23,187	$1,799,543

Distributors (3.4%)
Li & Fung Ltd.	420,000	2,566,254

Diversified Consumer Services (1.8%)
Anhanguera Educacional Participacoes SA	48,900	1,078,504
Sotheby’s	6,077	299,110

Total		1,377,614

Media (3.3%)
Discovery Communications, Inc., Class A(a)	57,805	2,491,974

Multiline Retail (1.6%)
Kohl’s Corp.(a)	22,963	1,237,476

Specialty Retail (3.8%)
Rue21, Inc.(a)	7,776	272,315
TJX Companies, Inc.	53,549	2,670,489

Total		2,942,804

TOTAL CONSUMER DISCRETIONARY		12,415,665

CONSUMER STAPLES (1.9%)

Food Products (1.9%)
Mead Johnson Nutrition Co.	23,680	1,417,248

TOTAL CONSUMER STAPLES		1,417,248

ENERGY (7.6%)

Energy Equipment & Services (1.4%)
National Oilwell Varco, Inc.	13,369	1,063,771

Oil, Gas & Consumable Fuels (6.2%)
Amyris, Inc.(a)	9,729	316,095
OGX Petroleo e Gas Participacoes SA(a)	180,500	2,096,794
Targa Resources Corp.	71,137	2,331,160

Total		4,744,049

TOTAL ENERGY		5,807,820

FINANCIALS (17.9%)

Capital Markets (3.3%)
Goldman Sachs Group, Inc. (The)	9,813	1,607,173
KBW, Inc.	35,180	900,256

Total		2,507,429

Commercial Banks (5.6%)
First Horizon National Corp.(a)	117,241	1,348,271
PNC Financial Services Group, Inc.	9,739	600,896
U.S. Bancorp(b)	84,372	2,339,636

Total		4,288,803

Insurance (2.7%)
Travelers Companies, Inc. (The)	34,558	2,071,061

Real Estate Investment Trusts (REITs) (2.3%)
Pennymac Mortgage Investment Trust	92,609	1,745,680

Real Estate Management & Development (1.3%)
Hang Lung Properties Ltd.	223,000	955,375

Thrifts & Mortgage Finance (2.7%)
First Niagara Financial Group, Inc.	144,246	2,088,682

TOTAL FINANCIALS		13,657,030

HEALTH CARE (0.5%)

Health Care Providers & Services (0.5%)
Odontoprev SA	25,800	346,532

TOTAL HEALTH CARE		346,532

INDUSTRIALS (11.1%)

Aerospace & Defense (2.0%)
BE Aerospace, Inc.(a)	45,865	1,546,568

Commercial Services & Supplies (1.5%)
Edenred(a)	43,868	1,155,970

Electrical Equipment (5.9%)
Sensata Technologies Holding NV(a)	137,579	4,553,865

Machinery (1.7%)
Joy Global, Inc.	12,998	1,265,745

TOTAL INDUSTRIALS		8,522,148

See accompanying Notes to Financial Statements.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (15.0%)

Communications Equipment (2.1%)
Acme Packet, Inc.(a)	20,841	$1,568,077

Computers & Peripherals (2.3%)
Apple, Inc.(a)	5,023	1,774,174

Internet Software & Services (4.3%)
Baidu, Inc., ADR(a)	12,507	1,515,348
SINA Corp.(a)	6,038	493,124
Youku.com, Inc., ADR(a)	31,360	1,304,262

Total		3,312,734

Software (6.3%)
Informatica Corp.(a)	37,231	1,750,229
Nuance Communications, Inc.(a)	25,041	467,265
Oracle Corp.	79,443	2,613,675

Total		4,831,169

TOTAL INFORMATION TECHNOLOGY		11,486,154

MATERIALS (8.0%)

Chemicals (5.8%)
Gevo, Inc.(a)	17,944	353,676
LyondellBasell Industries NV, Class A(a)	18,563	706,879
Monsanto Co.	22,214	1,596,964
PPG Industries, Inc.	20,591	1,819,833

Total		4,477,352

Containers & Packaging (1.8%)
Owens-Illinois, Inc.(a)	44,389	1,353,421

Metals & Mining (0.4%)
Freeport-McMoRan Copper & Gold, Inc.(b)	5,770	305,521

TOTAL MATERIALS		6,136,294

Total Common Stocks
(Cost: $57,232,015)		$59,788,891

Preferred Stocks (1.7%)

FINANCIALS (1.7%)

Thrifts & Mortgage Finance (1.5%)
Countrywide Capital V, 7.000%	46,400	$1,124,272
Capital Markets (0.2%)
Fifth Third Capital Trust VI, 7.250%	7,914	197,929

TOTAL FINANCIALS		1,322,201

Total Preferred Stocks
(Cost: $1,321,408)		$1,322,201

Convertible Preferred Stocks (2.1%)

FINANCIALS (2.1%)

Diversified Financial Services (2.1%)
Citigroup, Inc., 7.500%	11,734	$1,578,223

TOTAL FINANCIALS		1,578,223

Total Convertible Preferred Stocks
(Cost: $1,601,782)		$1,578,223

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (0.4%)

HEALTH CARE (0.1%)
HCA, Inc. Secured
11/15/16	9.250%	$115,000	$124,200

Total			124,200

REITS (0.3%)
CB Richard Ellis Services, Inc.
06/15/17	11.625%	187,000	220,426

Total			220,426

Total Corporate Bonds & Notes
(Cost: $338,573)			$344,626

		Exercise	Expiration
Issuer	Contracts	Price	Date	Value

Options Purchased Puts (0.1%)

S&P 500 Index	51	1,250	April 2011	$56,355

Total Options Purchased Puts
(Cost: $92,452)				$56,355

See accompanying Notes to Financial Statements.

8  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

Shares		Value

Money Market Fund (17.0%)

Columbia Short-Term Cash Fund, 0.252%(c)(d)	13,044,678	$13,044,678

Total Money Market Fund
(Cost: $13,044,678)		$13,044,678

Total Investments
(Cost: $73,630,908)		$76,134,974
Other Assets & Liabilities, Net		355,052

Net Assets		$76,490,026

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

Open Options Contracts Written at February 28, 2011

		Number of	Exercise	Premium	Expiration
Issuer	Puts/Calls	Contracts	Price	Received	Date	Value(a)
Freeport-McMoRan Copper & Gold, Inc.	Call	50	$60.00	$800	March 2011	$(850)
U.S. Bancorp	Call	251	30.00	4,518	April 2011	(3,765)

Total						$(4,615)

Forward Foreign Currency Exchange Contracts Open at February 28, 2011

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange Date	be Delivered		be Received		Appreciation	Depreciation
J.P. Morgan Securities, Inc.	March 1, 2011	127,906		212,963		$77	$—
		(USD	)	(BRL	)

J.P. Morgan Securities, Inc.	March 1, 2011	225,656		374,588		—	(543)
		(USD	)	(BRL	)

J.P. Morgan Securities, Inc.	March 2, 2011	634,072		1,050,657		—	(2,667)
		(USD	)	(BRL	)

Total						$77	$(3,210)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At February 28, 2011, securities valued at $960,773 were held to cover open call options written.

See accompanying Notes to Financial Statements.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(c)	Investments in affiliates during the period ended February 28, 2011:

			Sales Cost/			Dividends
	Beginning	Purchase	Proceeds	Realized	Ending	or Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$5,000,000	$46,064,586	$(38,019,908)	$—	$13,044,678	$3,985	$13,044,678

(d)	The rate shown is the seven-day current annualized yield at February 28, 2011.
Abbreviation Legend

ADR	American Depositary Receipt
Currency Legend

BRL	Brazilian Real

See accompanying Notes to Financial Statements.

10  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

See accompanying Notes to Financial Statements.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  11

Fair Value Measurements (continued)

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of February 28, 2011:

	Fair Value at February 28, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$9,849,410	$2,566,255	$—	$12,415,665
Consumer Staples	1,417,248	—	—	1,417,248
Energy	5,807,820	—	—	5,807,820
Financials	12,701,655	955,375	—	13,657,030
Health Care	346,532	—	—	346,532
Industrials	7,366,178	1,155,970	—	8,522,148
Information Technology	11,486,154	—	—	11,486,154
Materials	6,136,294	—	—	6,136,294
Preferred Stocks
Financials	1,322,201	—	—	1,322,201
Convertible Preferred Stocks
Financials	1,578,223	—	—	1,578,223

Total Equity Securities	58,011,715	4,677,600	—	62,689,315

Bonds
Corporate Bonds & Notes	—	344,626	—	344,626

Total Bonds	—	344,626	—	344,626

Other
Options Purchased Puts	56,355	—	—	56,355
Affiliated Money Market Fund(c)	13,044,678	—	—	13,044,678

Total Other	13,101,033	—	—	13,101,033

See accompanying Notes to Financial Statements.

12  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

	Fair Value at February 28, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Investments in Securities	71,112,748	5,022,226	—	76,134,974
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	77	—	77
Liabilities
Options Contracts Written	(4,615)	—	—	(4,615)
Forward Foreign Currency Exchange Contracts	—	(3,210)	—	(3,210)

Total	$71,108,133	$5,019,093	$—	$76,127,226

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at February 28, 2011.

(d)	Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

See accompanying Notes to Financial Statements.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  13

Statement of Assets and Liabilities
February 28, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $60,586,230)	$63,090,296
Affiliated issuers (identified cost $13,044,678)	13,044,678

Total investments (identified cost $73,630,908)	76,134,974
Unrealized appreciation on forward foreign currency exchange contracts	77
Receivable for:
Capital shares sold	4,856,102
Investments sold	945
Dividends	23,913
Interest	7,722
Expense reimbursement due from Investment Manager	337

Total assets	81,024,070

Liabilities
Option contracts written, at value (premiums received $5,318)	4,615
Unrealized depreciation on forward foreign currency exchange contracts	3,210
Payable for:
Investments purchased	4,449,627
Capital shares purchased	38,917
Investment management fees	5,254
Distribution fees	870
Transfer agent fees	173
Administration fees	354
Other expenses	31,024

Total liabilities	4,534,044

Net assets applicable to outstanding shares	$76,490,026

14  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

Represented by
Paid-in capital	$73,668,785
Excess of distributions over net investment income	(64,946)
Accumulated net realized gain	385,943
Unrealized appreciation (depreciation) on:
Investments	2,504,066
Foreign currency translations	(1,392)
Forward foreign currency exchange contracts	(3,133)
Options contracts written	703

Total — representing net assets applicable to outstanding shares	$76,490,026

Net assets applicable to outstanding shares
Class A	$32,147,409
Class C	$3,692,014
Class I	$5,966,519
Class R	$2,985
Class Z	$34,681,099
Outstanding shares of beneficial interest
Class A	2,688,830
Class C	309,934
Class I	499,000
Class R	250
Class Z	2,899,489
Net asset value per share
Class A	$11.96
Class C	$11.91
Class I	$11.96
Class R	$11.94
Class Z	$11.96

The maximum offering price per share for Class A is $12.69. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  15

Statement of Operations
Period ended February 28, 2011(a) (Unaudited)

Net investment income
Income:
Dividends	$96,745
Interest	7,517
Dividends from affiliates	3,985
Foreign taxes withheld	(263)

Total income	107,984

Expenses:
Investment management fees	77,095
Distribution fees
Class A	9,029
Class C	4,180
Class R	6
Transfer agent fees
Class A	2,031
Class C	248
Class R	20
Class Z	777
Administration fees	5,197
Compensation of board members	99
Custodian fees	6,885
Printing and postage fees	27,725
Registration fees	88,167
Professional fees	13,022
Foreign transaction tax	53,590
Other	2,427

Total expenses	290,498
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(165,886)

Total net expenses	124,612

Net investment loss	(16,628)

16  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$388,629
Foreign currency transactions	3,289
Forward foreign currency exchange contracts	(3,871)

Net realized gain	388,047
Net change in unrealized appreciation (depreciation) on:
Investments	2,504,066
Foreign currency translations	(1,392)
Forward foreign currency exchange contracts	(3,133)
Options contracts written	703

Net change in unrealized appreciation	2,500,244

Net realized and unrealized gain	2,888,291

Net increase in net assets resulting from operations	$2,871,663

(a)	For the period from September 28, 2010 (when shares became available) to February 28, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  17

Statement of Changes in Net Assets
Period ended February 28, 2011(a) (Unaudited)

Operations
Net investment loss	$(16,628)
Net realized gain	388,047
Net change in unrealized appreciation	2,500,244

Net increase in net assets resulting from operations	2,871,663

Distributions to shareholders from:
Net investment income
Class A	(23,425)
Class C	(2,018)
Class I	(20,878)
Class R	(7)
Class Z	(1,272)
Net realized gains
Class A	(1,060)
Class C	(111)
Class I	(878)
Class Z	(55)

Total distributions to shareholders	(49,704)

Increase in net assets from share transactions	68,668,785

Total increase in net assets	71,490,744
Net assets at beginning of period	4,999,282 (b)

Net assets at end of period	$76,490,026

Excess of distributions over net investment income	$(64,946)

18  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

	Period ended
	February 28, 2011(a)
	(Unaudited)
	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	2,714,831	31,512,582
Distributions reinvested	1,556	17,743
Redemptions	(27,807)	(328,671)

Net increase	2,688,580	31,201,654

Class C shares
Subscriptions	312,628	3,618,363
Distributions reinvested	177	2,014
Redemptions	(3,121)	(36,850)

Net increase	309,684	3,583,527

Class Z shares
Subscriptions	3,013,795	35,242,917
Distributions reinvested	115	1,316
Redemptions	(114,671)	(1,360,629)

Net increase	2,899,239	33,883,604

Total net increase	5,897,503	68,668,785

(a)	For the period from September 28, 2010 (when shares became available) to February 28, 2011.
(b)	Initial capital of $5,000,000 was contributed on September 23, 2010. The Fund has a decrease in net assets resulting from operations of $718 during the period from September 23, 2010 to September 28, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  19

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Fund are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Period ended
	Feb. 28,
	2011(a)
	(Unaudited)
Class A
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain on investments	2.02

Total from investment operations	2.00

Less distributions to shareholders from:
Net investment income	(.04)
Net realized gain	(.00	)(b)

Total distributions to shareholders	(.04)

Net asset value, end of period	$11.96

Total return	20.03%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.81%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.60%	(d)

Net investment loss	(0.38%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$32,147

Portfolio turnover	27%

See accompanying Notes to Financial Highlights.

20  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

	Period ended
	Feb. 28,
	2011(a)
	(Unaudited)
Class C
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(.05)
Net realized and unrealized gain on investments	1.99

Total from investment operations	1.94

Less distributions to shareholders from:
Net investment income	(.03)
Net realized gain	(.00	)(b)

Total distributions to shareholders	(.03)

Net asset value, end of period	$11.91

Total return	19.45%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	3.45%	(d)

Net expenses after fees waived or expenses reimbursed(e)	2.35%	(d)

Net investment loss	(1.13%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$3,692

Portfolio turnover	27%

See accompanying Notes to Financial Highlights.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  21

Financial Highlights (continued)

	Period ended
	Feb. 28,
	2011(a)
	(Unaudited)
Class I
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	.01
Net realized and unrealized gain on investments	1.99

Total from investment operations	2.00

Less distributions to shareholders from:
Net investment income	(.04)
Net realized gain	(.00	)(b)

Total distributions to shareholders	(.04)

Net asset value, end of period	$11.96

Total return	20.06%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	5.43%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.25%	(d)

Net investment income	0.15%	(d)

Supplemental data
Net assets, end of period (in thousands)	$5,967

Portfolio turnover	27%

See accompanying Notes to Financial Highlights.

22  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

	Period ended
	Feb. 28,
	2011(a)
	(Unaudited)
Class R
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain on investments	1.99

Total from investment operations	1.97

Less distributions to shareholders from:
Net investment income	(.03)
Net realized gain	(.00	)(b)

Total distributions to shareholders	(.03)

Net asset value, end of period	$11.94

Total return	19.69%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	7.60%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.85%	(d)

Net investment loss	(0.47%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$3

Portfolio turnover	27%

See accompanying Notes to Financial Highlights.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  23

Financial Highlights (continued)

	Period ended
	Feb. 28,
	2011(a)
	(Unaudited)
Class Z
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(.00	)(b)
Net realized and unrealized gain on investments	2.00

Total from investment operations	2.00

Less distributions to shareholders from:
Net investment income	(.04)
Net realized gain	(.00	)(b)

Total distributions to shareholders	(.04)

Net asset value, end of period	$11.96

Total return	20.04%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.06%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.35%	(d)

Net investment loss	(0.07%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$34,681

Portfolio turnover	27%

Notes to Financial Highlights

(a)	For the period from September 28, 2010 (when shares became available) to February 28, 2011.
(b)	Rounds to less than $0.01.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
February 28, 2011 (Unaudited)

Note 1. Organization

Columbia Marsico Flexible Capital Fund (the Fund), a series of RiverSource Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On March 7, 2011 the Trust was renamed Columbia Funds Series Trust II.

On September 23, 2010, Columbia Management Investment Advisors, LLC (the Investment Manager), a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $5,000,000 in the Fund (250 shares for Class A, 250 shares for Class C, 499,000 shares for Class I, 250 shares for Class R and 250 shares for Class Z), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on September 28, 2010.

Fund Shares
The Trust has unlimited authorized shares of beneficial interest (without par value). The Fund offers Class A, Class C, Class I, Class R, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class Z shares are not subject to sales charges and are available only to certain investors, as described in the Fund’s prospectus.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  25

Notes to Financial Statements (continued)

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

26  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

Option contracts are valued daily at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  27

Notes to Financial Statements (continued)

derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

28  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

Options
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. The Fund purchased and wrote options to decrease the Fund’s exposure to equity risk and to increase return on investments. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call or purchased put option, or the purchase cost for a written put or purchased call option, is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  29

Notes to Financial Statements (continued)

Contracts and premiums associated with options contracts written for the period ended February 28, 2011 are as follows:

	Calls
	Contracts	Premiums
Balance September 28, 2010	—	$—
Opened	301	5,318
Closed	—	—
Expired	—	—

Balance February 28, 2011	301	$5,318

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivatives outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at February 28, 2011

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
Risk Exposure	and Liabilities		and Liabilities
Category	Location	Fair Value	Location	Fair Value

Equity contracts	Investments, at value — unaffiliated issuers	$56,355	Options contracts written, at value	$4,615

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	77	Unrealized depreciation on forward foreign currency exchange contracts	3,210

Total		$56,432		$7,825

30  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

Effect of Derivative Instruments in the Statement of Operations
for the Period Ended February 28, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Options	Total
Equity contracts	$—	$—	$—

Foreign exchange contracts	(3,871)	—	$(3,871)

Total	$(3,871)	$—	$(3,871)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Options	Total
Equity contracts	$—	$(35,394)	$(35,394)

Foreign exchange contracts	(3,133)	—	$(3,133)

Total	$(3,133)	$(35,394)	$(38,527)

Volume of Derivative Activity
Forward foreign currency exchange contracts
The gross notional amount of contracts outstanding was approximately $1.0 million at February 28, 2011. The monthly average gross notional amount for these contracts was $0.4 million for the period ended February 28, 2011. The fair value of such contracts at February 28, 2011 is set forth in the table above.

Options
During the period ended February 28, 2011, the Fund’s transactions in options contracts were limited to the opening of those contracts outstanding at the end of the period. The fair value of such contracts at February 28, 2011, is set forth in the table above.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  31

Notes to Financial Statements (continued)

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

The Fund receives information regarding the character of distributions received from real estate investment trusts (REITs) on an annual basis. Distributions received from REITs are allocated among dividend income, capital gain and return of capital based upon such information or based on management’s estimates if actual information has not yet been reported. Management’s estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to a Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current

32  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager) is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund’s subadviser. See Subadvisory agreement below. The Management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.89% to 0.75% as the Fund’s net assets increase. The management fee for the period ended February 28, 2011 was 0.89% of the Fund’s average daily net assets.

Subadvisory Agreement
The Investment Manager has a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico Capital) to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Marsico Capital to manage the investments of the Fund’s assets.

Administration Fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  33

Notes to Financial Statements (continued)

0.03% as the Fund’s net assets increase. The fee for the period ended February 28, 2011 was 0.06% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since January 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the period ended February 28, 2011, other expenses paid to this company were $28.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent also pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

34  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

For the period ended February 28, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.06%
Class C	0.06
Class R	1.66
Class Z	0.03

Class I shares do not pay transfer agent fees.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $18,000 for Class C shares. These amounts are based on the most recent information available as of January 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $56,247 for Class A and $99 for Class C for the period ended February 28, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
For the period ended February 28, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A	1.60%
Class C	2.35
Class I	1.25
Class R	1.85
Class Z	1.35

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  35

Notes to Financial Statements (continued)

The waived/reimbursed fees and expenses for the transfer agent fees at the class level were as follows:

Class R	$19

The management fees and other Fund level expenses waived/reimbursed were $165,867.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until October 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class’ average daily net assets:

Class A	1.60%
Class C	2.35
Class I	1.25
Class R	1.85
Class Z	1.35

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $65,239,025 and $5,129,886, respectively, for the period ended February 28, 2011.

Note 5. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At February 28, 2011, the Investment Manager and/or affiliates owned 100% of Class I and Class R shares.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on

36  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

October 14, 2010. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings for the period ended February 28, 2011.

Note 8. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

At February 28, 2011, the cost of investments for federal income tax purposes was approximately $73,631,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,873,000
Unrealized depreciation	(369,000)

Total unrealized appreciation	$2,504,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise

38  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  39

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

40  COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT

Results of Meeting of Shareholders

Columbia Marsico Flexible Capital Fund

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal(s) is(are) set forth below. A vote is based on total dollar interest in the Fund.

1. To elect directors to the Board.*

		Dollars	Dollars		Broker
		Voted “For”	Voted “Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	478,584,012.317	10,852,267.082	0.000	0.000
02.	Edward J. Boudreau, Jr.	478,879,121.590	10,558,157.809	0.000	0.000
03.	Pamela G. Carlton	478,818,899.160	10,618,380.239	0.000	0.000
04.	William P. Carmichael	478,346,181.970	11,091,097.429	0.000	0.000
05.	Patricia M. Flynn	478,991,795.463	10,445,483.936	0.000	0.000
06.	William A. Hawkins	478,715,838.684	10,721,440.715	0.000	0.000
07.	R. Glenn Hilliard	478,399,576.168	11,037,703.231	0.000	0.000
08.	Stephen R. Lewis, Jr.	478,377,446.069	11,059,833.330	0.000	0.000
09.	John F. Maher	478,854,131.045	10,583,148.354	0.000	0.000
10.	John J. Nagorniak	478,738,911.288	10,698,368.111	0.000	0.000
11.	Catherine James Paglia	478,880,649.234	10,556,630.165	0.000	0.000
12.	Leroy C. Richie	478,605,585.646	10,831,693.753	0.000	0.000
13.	Anthony M. Santomero	478,771,000.808	10,666,278.591	0.000	0.000
14.	Minor M. Shaw	478,719,607.986	10,717,671.413	0.000	0.000
15.	Alison Taunton-Rigby	478,507,336.113	10,929,943.286	0.000	0.000
16.	William F. Truscott	478,957,751.603	10,479,527.796	0.000	0.000

*	All dollars of RiverSource Series Trust are voted together as a single class for election of directors.

COLUMBIA MARSICO FLEXIBLE CAPITAL FUND — 2011 SEMIANNUAL REPORT  41

Columbia Marsico Flexible Capital Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6415 A (4/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                                                             RiverSource Series Trust

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date April 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date April 21, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer
Date April 21, 2011